ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Disclosure of acquisition date fair value of each major class of consideration transferred
The acquisition date fair value of the consideration transferred consists of the following:

Purchase Price
Share consideration (1)	$2,127,284
RSU, PSU and DSU consideration (2)	52,363
Total consideration	$2,179,647
(1)The fair vale of 95,699,911 common shares issued to Alacer shareholders was determined using SSR Mining's common share price of C$29.31 ($22.22) per share on September 15, 2020.
(2)The fair value of 3,570,261 RSU, 3,463,023 PSU and 1,158,071 DSU consideration units issued was determined using the Alacer share price of C$9.51 ($7.21) on September 15, 2020, adjusted for the Exchange Ratio. Of the amount relating to the RSU, PSU and DSU consideration, $15.4 million was recognized in equity and $23.8 million and $13.2 million were recognized in accrued liabilities and other non-current liabilities, respectively.
Disclosure of detailed information about summary of fair value of assets acquired and liabilities assumed
The table below presents the fair values of the assets acquired and liabilities assumed at the date of acquisition.

Cash and cash equivalents	$270,445
Trade and other receivables	17,218
Inventories - current	224,992
Other assets - current	6,039
Mineral properties, plant and equipment	2,789,832
Inventories - non-current	124,775
Restricted cash	32,943
Investments in joint ventures	9,148
Other assets - non-current	9,575
Total identifiable assets acquired	3,484,967

Accounts payable and accrued liabilities	(71,861)
Current portion of debt	(70,000)
Debt	(175,000)
Reclamation and closure cost provision - non-current	(26,154)
Lease liabilities - non-current	(114,820)
Deferred income tax liabilities (1)	(337,752)
Other non-current liabilities	(3,081)
Non-controlling interest (2)	(506,652)
Total identifiable liabilities assumed	(1,305,320)
Total identifiable net assets	$2,179,647

(1)Deferred income tax liabilities is net of a deferred income tax asset of $182.9 million relating to investment incentive tax credits at Çöpler and includes a deferred income tax liability of $29.2 million for withholding tax on distributable earnings of the Turkish entities.
(2)Non-controlling interest is measured based on the relative ownership percentage multiplied by the fair value of Anagold's net assets included above.